Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Research And Development Expenses
Schedule of research and development expenses
	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands

Payroll and related expenses	1,632	919	627
Share-based payment	13	103	88
Subcontractors	421	377	249
Other	348	209	121
	2,414	1,608	1,085